Shareholders’ Equity (deficit)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Shareholders’ Equity (deficit) [Line Items]
Shareholders’ equity (deficit)

Note 8 — Shareholders’ deficit

	Series A Preferred Shares(1)		Common Shares(1)		Common Shares Held In Treasury(2)
	Authorized	Issued	Authorized	Issued
Balance – December 31, 2021	680,196	680,196	390,000	361,528	57,756
Share-based payment under the equity incentive plan ESPP	—	—	—	—	(35,000)
Balance – March 31, 2022	680,196	680,196	390,000	361,528	22,756

____________

(1)      Fully paid-in registered shares with a par value of CHF 0.10

(2)      Registered shares with a par value of CHF 0.10 held in treasury

Conditional share capital

As of March 31, 2022, 66,528 Common Shares and 6,660 options to acquire Common Shares under the equity incentive plans ESPP and ESOP were granted and outstanding.

The unallocated authorized conditional share capital of 44,568 Common Shares with a par value of CHF 0.10 each will be assigned in future reporting periods.

Treasury Shares

On January 18, 2022, 35,000 of the Common Shares repurchased by the Company in previous period have been granted under the equity incentive plan ESPP. As of March 31, 2022, 22,756 Common Shares remain unallocated.

Note 9 — Shareholders’ equity (deficit)

Share data have been revised to give effect to the share consolidation explained in Note 2 — “Basis of presentation and significant accounting policies”.

	Series A Preferred Shares(1)		Common Shares(1)		Common Shares Held In Treasury(2)
	Authorized	Issued	Authorized	Issued
At incorporation March 10, 2021	—	—	1,060,000	1,000,000	—
Conversion of transferred Common Shares into Series A Preferred Shares	670,000	670,000	(670,000)	(670,000)	—
Preferred Shares purchased by a director following appointment as chairman of the Board	10,196	10,196	—	—	—
Share-based payment under the equity incentive plan (ESPP)	—	—	—	31,528	—
Repurchase of 57,756 Common Shares following the resignation of a co-founder	—	—	—	—	(57,756)
At December 31, 2021	680,196	680,196	390,000	361,528	(57,756)

____________

(1)      Fully paid-in registered shares with a par value of CHF 0.10

(2)      Registered shares with a par value of CHF 0.10 held in treasury

The Company was incorporated on March 10, 2021, with the issuance of 1,000,000 Common Shares with fair value of USD 0.1065 (CHF 0.10) per share. The corresponding starting capital committed by three co-founders in cash amounting to USD 106,507 (CHF 100,000) was released to the Company’s bank account on March 29, 2021.

On April 23, 2021, the co-founders transferred a total of 99,000 Common Shares into the Company’s ownership as a capital injection at nominal value of USD 0.1065 (CHF 0.10) per share.

On April 28, 2021, the Company entered into an investment agreement pursuant to which:

1.      The Company transferred 99,000 Common Shares to MHKDG as part of the consideration for the In-licensing Agreement. The shares were recognized in shareholders’ equity at a fair value of USD 49 per share. The Company estimated the fair-value of the shares with reference to the market-based transaction with four third-party investors which are not considered related parties of the Company or MHKDG (“The Other Series A Preferred Shares Investors”).

2.      The co-founders transferred additional 571,000 Common Shares to The Other Series A Preferred Shares Investors. The total purchase price for the shares included the par value of the shares in the total paid of USD 61,398 (CHF 57,100) and additional capital contributions to the Company of USD 27.9 million. This corresponds to a price per share of USD 49. The Company incurred share issuance costs of USD 279,364.

3.      The total of 670,000 transferred Common Shares were converted into Series A Preferred Shares on May 5, 2021.

On the same day and in connection with the investment agreement, the Company entered into a shareholders’ agreement pursuant to which 90% of the Common Shares held by each of the co-founders (110,000 Common Shares each) shall be considered unvested and, therefore, be subject to a reverse vesting (“Restricted Founder Shares”).

On July 27, 2021, the Company consolidated its share capital on a 10:1 basis. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share consolidation.

On the same day, the Company issued 10,196 Series A Preferred Shares with a par value of CHF 0.10 per share to the Company’s new Chairman for approximately USD 500,000 and granted 12,212 Common Shares under the equity incentive plan ESPP.

On September 9, 2021, the Company granted 18,317 Common Shares and 2,775 options to acquire Common Shares under the equity incentive plans ESPP and ESOP.

On October 25, 2021, the Company granted 999 Common Shares and 5,550 options to acquire Common Shares under the equity incentive plans ESPP and ESOP.

On December 9, 2021, the Company canceled 1,665 options to acquire Common Shares under the equity incentive plan ESOP following the resignation of an employee. On this date, none of the options had vested.

On December 13, 2021, Arnout Ploos van Amstel, one of the Company’s co-founders, resigned as its Chief Operating Officer effective as of February 28, 2022. Pursuant to the termination agreement with Mr. Ploos van Amstel, the Company acquired, and Mr. Ploos van Amstel sold, assigned, and transferred 57,756 MoonLake Common Shares to MoonLake at par value of CHF 0.10 per share. Of the remaining 52,244 Common Shares, 39,875 Common Shares had fully vested, and 12,369 Common Shares were awarded to Mr. Ploos van Amstel as part of a severance payment. The Company recognized USD 4.2 million in share-based compensation to reflect the fair value of the shares awarded in connection with the severance payment.

Series A Preferred Shares features

The Series A Preferred Shares have the following features:

1.      Same right to dividends as Common Shares;

2.      Liquidation preference: In the event of a liquidation, the proceeds resulting from such liquidation shall be allocated to the holders of shares in the following order:

a.      In first priority to the holders of Series A Preferred Shares pro rata to their respective holdings in the class of Series A Preferred Shares up to the preference amount (initial investment made by Series A investors, or their claims on an as-converted basis);

b.      In second priority, if and to the extent the preference amount has been fully paid to the holders of Series A Preferred Shares, to all holders of Common Shares pro rata to their respective holdings in the class of Common Shares.

The liquidation preference shall terminate and cease automatically upon completion of an Initial Public Offering (“IPO”) of the Company.

3.      Anti-dilution protection: In the event the Company issues equity at a subscription or purchase price, or securities convertible into equity at a conversion price below the original purchase price, each holder of Series A Preferred Shares shall, in consideration for the subscription amount paid by them, be entitled to a broad based weighted average anti-dilution adjustment.

The anti-dilution adjustment shall be effected by the issuance to each Series A Preferred Shares investor of the required number of additional Series A Preferred Shares at par value payable by the Series A investors in accordance with a defined formula for a weighted average anti-dilution adjustment.

The anti-dilution adjustment shall not apply with respect to:

a.      Share splits or similar reorganizations;

b.      Conversion of Series A Preferred Shares into Common Shares or shares issued as dividend or distribution on the holders of Series A Preferred Shares;

c.      Shares issued in connection with a bona fide business acquisition by the company;

d.      The issuance of shares to the public in case of an IPO;

e.      Shares issued or issuable to employees or members of the Board of Directors or advisors and other agents of the Company from the Company’s conditional capital;

f.       Shares issued upon the conversion of any debenture, warrant, option, or other convertible security.

The anti-dilution adjustments shall terminate and cease automatically upon completion of the first to occur of (i) a liquidation or an IPO of the Company, or (ii) following the final closing for the next equity financing round of the Company.

4.      Conversion:

a.      Voluntary conversion: Each holder of the Series A Preferred Shares shall have the right to request at any time the conversion of all or a part of their Series A Preferred Shares into Common Shares at a 1:1 conversion ratio.

b.      Mandatory conversion: All Series A Preferred Shares shall be mandatorily converted into Common Shares upon the closing of a qualified IPO at a conversion rate of 1:1 on the last business day prior to the publication of the offering circular. If, within a period of 30 calendar days following the conversion, no qualified IPO is closed, each holder of Series A Preferred Shares, by written notice, may require the other parties to re-establish the share structure and preference rights as existing prior to the conversion.

Conditional share capital

As set forth in Article 4 of the Company’s articles of association, the share capital of the Company may be increased by a maximum amount of CHF 6,000 by issuing a maximum of 60,000 Common Shares with a par value of CHF 0.10 each, to be fully paid up, by either the issuance of shares to employees or members of the Board of Directors or advisors and other agents of the Company or of group companies or the exercise of options which are granted to employees, members of the Board of Directors, or advisors and other agents of the Company or of group companies, both according to one or more plan(s) to be drawn up by the Board of Directors. Such shares or options may be issued at a price lower than the fair market value of such shares.

On July 23, 2021, the Company’s Board of Directors approved two share-based compensation plans (refer to Note 11 — “Share-based compensation”) enabling the issuance of Common Shares (or options to acquire such shares) from the Company’s authorized conditional share capital to employees (or prospective employees upon the commencement of their employment with the Company).

As of December 31, 2021, 31,528 Common Shares and 6,660 options to acquire Common Shares under the equity incentive plans ESPP and ESOP were granted and outstanding.

The unallocated authorized conditional share capital of 21,812 Common Shares with a par value of CHF 0.10 each will be assigned in future reporting periods.

Treasury Shares

In connection with Mr. Ploos van Amstel’s resignation as Chief Operating Officer, the Company repurchased 57,756 Common Shares at par value of CHF 0.10 per share. The shares have been recorded as Treasury Shares and remain unallocated as of December 31, 2021.

On December 14, 2021, the Company’s Board of Directors amended the ESOP and ESPP share-based compensation plans to allow for the transfer of Treasury Shares under those plans.

Helix Acquisition Corp.[Member]
Shareholders’ Equity (deficit) [Line Items]
Shareholders’ equity (deficit)

Note 7 — Shareholders’ Equity

Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2022 and December 31, 2021, there were no preference shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A Ordinary Shares, with a par value of $0.0001 per share. Holders of Class A Ordinary Shares are entitled to one vote for each share. As of March 31, 2022 and December 31, 2021, there were 3,849,355 and 430,000 Class A Ordinary Shares issued or outstanding, respectively, excluding 11,500,000 Class A Ordinary Shares subject to possible redemption as of December 31, 2021.

Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B Ordinary Shares, with a par value of $0.0001 per share. Holders of the Class B Ordinary Shares are entitled to one vote for each share. As of March 31, 2022 and December 31, 2021, there were 2,875,000 Class B Ordinary Shares issued and outstanding.

Holders of Class A Ordinary Shares and Class B Ordinary Shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

In a vote to continue the Company in a jurisdiction outside the Cayman Islands (which required the approval of at least two-thirds of the votes of all ordinary shares), holders of the Founder Shares will have ten votes for every Founder Share and holders of the Class A Ordinary Shares will have one vote for every Class A Ordinary Share.

The Class B Ordinary Shares will automatically convert into Class A Ordinary Shares concurrently with or immediately following the consummation of a Business Combination on a one-for-one basis (the “Initial Conversion Ratio”), subject to adjustment. In the case that additional Class A Ordinary Shares or equity-linked securities, are issued or deemed issued in connection with a Business Combination, the number of Class A Ordinary Shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A Ordinary Shares outstanding after such conversion (after giving effect to any redemptions of Class A Ordinary Shares by Public Shareholders), including the total number of Class A Ordinary Shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A Ordinary Shares or equity-linked securities exercisable for or convertible into Class A Ordinary Shares issued, or to be issued, to any seller in a Business Combination and any Private Placement Shares issued upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis. Pursuant to the amended sponsor letter dated as of October 4, 2021 and entered into between Helix, the Sponsor and the officers and directors of Helix (the “Insiders”), the Sponsor and the Insiders agreed, conditioned upon the Closing of the Business Combination, to waive any and all rights the Sponsor and each Insider had to any Class A Ordinary Shares in excess of the number issuable pursuant to the Initial Conversion Ratio upon conversion of the existing Class B Ordinary Shares held by the Sponsor or each Insider, as applicable, and to refuse to be issued any such excess Class A Ordinary Shares.

NOTE 7 — SHAREHOLDERS’ EQUITY

Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2021 and 2020, there were no preference shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares, with a par value of $0.0001 per share. Holders of Class A ordinary shares are entitled to one vote for each share. As of December 31, 2021 and 2020, there were 430,000 Class A ordinary shares issued or outstanding, excluding 11,500,000 Class A ordinary shares subject to possible redemption, which are included in temporary equity.

Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. At December 31, 2021 and 2020, there were 2,875,000 Class B ordinary shares issued and outstanding.

Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

In a vote to continue the Company in a jurisdiction outside the Cayman Islands (which required the approval of at least two-thirds of the votes of all ordinary shares), holders of the Founder Shares will have ten votes for every Founder Share and holders of the Class A ordinary shares will have one vote for every Class A ordinary share.

The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares or equity-linked securities, are issued or deemed issued in connection with a Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in a Business Combination and any Private Placement Shares issued upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.